Minimum cash and minimum capital - Summary of Minimum Capital (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum Cash And Minimum Capital [Abstract]
Credit risk	$ (1,374,859,632)	$ (953,336,529)
Operational risk	(55,753,191)	(334,047,946)
Market risk	(5,092,953)	(3,296,094)
Total capital	3,047,646,503	3,024,195,815
Excess capital	$ 1,611,940,727	$ 1,733,515,246